Average Annual Total Returns{- Fidelity Advisor® Series Equity Growth Fund} - 11.30 Fidelity Advisor Series Equity Growth Fund PRO-07 - Fidelity Advisor® Series Equity Growth Fund	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) Return Before Taxes Since Inception		Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions Since Inception		Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Series Equity Growth Fund-Default (Deleted) After Taxes on Distributions and Sales Since Inception		RS007 Past 1 year	RS007 Past 5 years	RS007 Since Inception
Total	44.99%	21.98%	18.39%	[1]	36.70%	18.39%	15.72%	[1]	30.93%	17.05%	14.52%	[1]	38.26%	20.67%	17.43%	[1]

[1]	(a)From June 6, 2014